PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                                  Number            Market
                           Common Stocks                                        of Shares            Value
-------------------------------------------------------------------------     -------------       ------------
FINANCIAL SERVICES (20.9%)
General Electric Co.
  (Diversified financial and industrial company)                                 45,000            $5,335,312
Northern Trust Corporation
  (Bank specializing in trust services)                                          34,000             2,839,000
State Street Corporation
   (Provider of U.S. and global securities custodial services)                  107,200             6,927,800
T. Rowe Price Associates, Inc.
   (No-load mutual fund company)                                                145,000             3,978,438
                                                                                                  ------------
                                                                                                   19,080,550
                                                                                                  ------------
INDUSTRIAL SERVICES (16.3%)
Automatic Data Processing, Inc.*
   (Leading provider of computing and data processing services)                  24,000             1,071,000
G&K Services Inc., Class A
   (Uniform rental service)                                                     103,000             4,171,500
Interpublic Group of Companies, Inc.
   (Worldwide advertising agencies)                                             180,000             7,402,500
Omnicom Group, Inc.
   (Worldwide advertising agencies)                                              28,000             2,217,250
                                                                                                  ------------
                                                                                                   14,862,250
                                                                                                  ------------
COMPUTER EQUIPMENT (15.4%)
Hewlett-Packard Company
   (Manufacturer of printers, computers, and medical
    electronic equipment)                                                        55,000             5,060,000
Intel Corporation
   (Manufacturer of microprocessors, microcontrollers,
    and memory chips)                                                           102,000             7,579,875
International Business Machines Corporation
    (Global provider of information technology, hardware,
    software, and services)                                                      11,600             1,407,950
                                                                                                  ------------
                                                                                                   14,047,825
                                                                                                  ------------
SOFTWARE (14.8%)
BMC Software, Inc.*
   (Develops data and application management software)                           36,500             2,612,031
Microsoft Corporation*
   (Personal computer software)                                                 120,000            10,867,500
                                                                                                  ------------
                                                                                                   13,479,531
                                                                                                  ------------
PHARMACEUTICAL (8.0%)
American Home Products Corporation
   (Prescription pharmaceuticals)                                                28,000             1,162,000
Merck & Company
   (Prescription pharmaceuticals)                                                95,000             6,157,187
                                                                                                  ------------
                                                                                                    7,319,187
                                                                                                  ------------
MEDICAL PRODUCTS (5.4%)
Medtronic, Inc.
   (Manufacturer of implantable biomedical devices)                             140,000             4,970,000
                                                                                                  ------------



*Non-income producing security.

                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                                  Number            Market
                           Common Stocks (continued)                            of Shares            Value
-------------------------------------------------------------------------     -------------       ------------
RESTAURANTS (5.2%)
McDonald's Corporation
   (Fast food restaurants and franchising)                                      110,000            $4,730,000
                                                                                                  ------------

RETAIL STORES (4.4%)
Walgreen Company
   (Retail drug store chain)                                                     75,000             1,903,125
   Wal-Mart Stores, Inc.
      (Leading discount retailer)                                                45,000             2,140,313
                                                                                                  ------------
                                                                                                    4,043,438
                                                                                                  ------------
ELECTRICAL EQUIPMENT (4.2%)
American Power Conversion*
   (Leading producer of uninterruptible power supply products)                  204,000             3,876,000
                                                                                                  ------------

CONSUMER PRODUCTS (2.5%)
Clorox Company
    (Manufacturer of bleach and other consumer products)                         58,400             2,233,800
                                                                                                  ------------

TELECOMMUNICATIONS (1.3%)
Motorola, Inc.
    (Manufacturer of communication equipment)                                    13,000             1,144,000
                                                                                                  ------------

CONSUMER SERVICES (1.2%)
Service Corporation International
    (Funeral service; cemetery owner/operator)                                  100,000             1,056,250
                                                                                                  ------------


TOTAL COMMON STOCKS - 99.6%                                                                        90,842,831
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.4%                                                        348,015
                                                                                                  ------------
NET ASSETS - 100%                                                                                 $91,190,846
                                                                                                  ============

NET ASSET VALUE PER SHARE
(Based on 2,518,744 shares outstanding at September 30, 1999)
                                                                                                  ------------
                                                                                                  $     36.20
                                                                                                  ============


*Non-income producing security